Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2014
Concentration Risk [Line Items]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

	December 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Capital lease obligations (i)	$64,055	$58,951	$43,295	$39,508
Series 1 Debentures (ii)	58,733	58,733	75,000	77,813

(i)
The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.

(ii)	The fair value of the Series 1 Debentures is based upon the expected discounted cash flows and the period end market price of similar financial instruments.

Schedule of non-financial assets measured at fair value on a non-recurring basis
Non-financial assets measured at fair value on a non-recurring basis as at December 31, 2014 and December 31, 2013 in the financial statements are summarized below:

	December 31, 2014		December 31, 2013
	Carrying Amount	Change in Fair Value	Carrying Amount	Change in Fair Value
Assets held for sale	$29,589	$(3,461)	$52	$(3,097)

Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s maximum exposure to credit risk for accounts receivable and unbilled revenue is as follows:

	December 31, 2014	December 31, 2013
Trade accounts receivables	$65,474	$68,364
Other receivables	1,029	1,813
Total accounts receivable	$66,503	$70,177
Unbilled revenue	$43,622	$32,168

Schedule of trade receivables aging
Payment terms are per the negotiated customer contracts and generally range between net 30 days and net 60 days. As at December 31, 2014 and December 31, 2013, trade receivables are aged as follows:

	December 31, 2014	December 31, 2013
Not past due	$60,543	$59,337
Past due 1-30 days	3,658	3,948
Past due 31-60 days	2	1,538
More than 61 days	1,271	3,541
Total	$65,474	$68,364

Schedule of changes to the allowance for uncollectible accounts
The allowance is an estimate of the December 31, 2014 trade receivable balances that are considered uncollectible. Changes to the allowance are as follows:

Year ended December 31,	2014	2013
Opening balance	$—	$185
Current year allowance	164	365
Write-offs	(164)	—
Discontinued operations	—	(550)
Ending balance	$—	$—

Total revenues
Concentration Risk [Line Items]
Schedule of major customers
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2014	2013
Customer A	29%	—%
Customer B	28%	29%
Customer C	14%	22%
Customer D	11%	8%
Customer E	6%	10%
Customer F	1%	18%

Accounts receivable and unbilled revenue
Concentration Risk [Line Items]
Schedule of major customers
At December 31, 2014 and December 31, 2013, the following customers represented 10% or more of accounts receivable and unbilled revenue:

	December 31, 2014	December 31, 2013
Customer 1	49%	—%
Customer 2	26%	28%
Customer 3	11%	17%
Customer 4	—%	26%